Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Net operating loss carryforwards (NOLs)	$ 5,632,000	$ 2,339,000	$ 2,057,000
Stock-based compensation expense	893,000	566,000	489,000
Accrued expenses and unpaid payable	184,000	268,000	443,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(818,000)	(635,000)	(658,000)
Others	131,000	235,000
Gross	6,090,000	2,841,000	2,399,000
Valuation allowance	(6,090,000)	(2,841,000)	(2,399,000)
Net